LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 6,864
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,074
Lessee, Operating Lease, Liability, to be Paid, Year Three	7,143
Lessee, Operating Lease, Liability, to be Paid, Year Four	6,858
Lessee, Operating Lease, Liability, to be Paid, Year Five	6,217
Lessee, Operating Lease, Liability, to be Paid, after Year Five	56,951
Total lease payments	91,107
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 19,395
Operating Lease, Liability	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities